Summary of Accounting Policies - Foreign Currency Translation (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Foreign currency transaction gains (losses)	$ (4)	$ 1	$ (6)